Share-Based Compensation - Summary of Movement of the RSUs (Detail) - Restricted Stock Units (RSUs) [Member] - 2021 Plan [Member] - $ / shares		12 Months Ended
	Oct. 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, Beginning		442,012	676,017	1,421,181
Number of restricted shares, Vested	(745,164)	(234,005)	(234,005)	(745,164)
Number of restricted shares, Ending		208,007	442,012	676,017
Weighted average grant date fair value, Beginning		$ 6.3515	$ 6.3515	$ 6.3515
Weighted average grant date fair value, Vested		6.3515	6.3515	6.3515
Weighted average grant date fair value, Ending		$ 6.3515	$ 6.3515	$ 6.3515